                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

             Read instructions at end of Form before preparing Form.
                              Please print or type.

1.    Name and address of issuer:

      College Retirement Equities Fund
      730 Third Avenue
      New York, NY 10017-3206

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes: [x]


3.    Investment Company Act File Number:   811-4415

      Securities Act File Number:   033-00480

4(a)  Last day of fiscal year for which this Form is filed:

      December 31, 2002

4(b)  [ ]   Check box if this notice is being filed late(i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
            Instruction A.2)

      NOTE: If the Form is being filed late, interest must be paid on the registration fee due.

4(c)  [ ]   Check box if this is the last time the issuer will be filing this
             Form.

5.    Calculation of registration fee:

      (i)   Aggregate sale price of securities
            sold during the fiscal year pursuant
            to section 24(f):                                     $9,518,423,523
                                                                   -------------

      (ii)  Aggregate price of securities
            redeemed or repurchased during
            the fiscal year:                                     $-9,321,612,777
                                                                  --------------

      (iii) Aggregate price of securities
            redeemed or repurchased during any
            prior fiscal year ending no earlier
            than October 11, 1995 that were
            not previously used to reduce
            registration fees payable to the
            Commission:                         $-291,451,491
                                                 ------------

      (iv)  Total available redemption credits
            [Add items 5(ii) and 5(iii)]:                         $9,613,064,268
                                                                   -------------

      (v)   Net sales - if Item 5(i) is greater
            than Item 5(iv) [subtract Item 5(iv)
            from Item 5(i)]:                                          $  -0-
                                                                       ---------

      (vi)  Redemption credits available for use
            in future years                     $94,640,745
                                                 -----------
            - if Item 5(i) is less than Item
            5(iv) [subtract Item 5(iv) from
            Item 5(i)]:

      (vii) Multiplier for determining registra-
            tion fee (See Instruction C.9):                            x.0000809
                                                                        --------

      (viii)Registration fee due [multiply
            Item 5(v) by Item 5(vii)] (enter
            "0" if no fee is due):                                     =$  -0-
                                                                         -------

6.    Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: -0- . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0- .

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                      +$  -0-
                                                                        --------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                      =$  -0-
                                                                        --------

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

            March 20, 2003 CIK#: 0000777535

            Method of Delivery:

                        [ ]  Wire Transfer
                        [ ]  Mail or other means

                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*

                            Richard L. Gibbs
                            Executive Vice President
                            --------------------------------------

Date     March 20, 2003
        ------------------

        * Please print the name and title of the signing officer below the signature.